Equity-Accounted Investees - Additional Information (Details) - EUR (€) € in Thousands		6 Months Ended
	May 24, 2023	Jun. 30, 2023	Dec. 31, 2022
Wallbox Fawsn [Member]
Statement [Line Items]
Percentage of equity method investment sold	50.00%
Disposal group consideration	€ 390
Current consideration receivable		€ 94
Wallbox Fawsn [Member] | Disposal groups classified as held for sale [member]
Statement [Line Items]
Investments accounted for using equity method			€ 384
Wallbox Fawsn [Member] | Joint ventures where entity is venturer [member]
Statement [Line Items]
Name of joint venture		Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd.
Date of incorporation of joint venture		Jun. 15, 2019
Proportion of ownership interest in joint venture		50.00%